JOHNSON CONTROLS, INC. SAVINGS AND INVESTMENT MASTER TRUST	12 Months Ended
Dec. 31, 2025
EBP 001
EBP, Master Trust [Line Items]
JOHNSON CONTROLS, INC. SAVINGS AND INVESTMENT MASTER TRUST	JOHNSON CONTROLS, INC. SAVINGS AND INVESTMENT MASTER TRUST
The following table presents net assets held in the Master Trust and the Plan's interest in the Master Trust, including fair value of investments held in the Master Trust:

	December 31,
	2025		2024
	Plan's Interest in Master Trust Balances	Master Trust Balances	Plan's Interest in Master Trust Balances	Master Trust Balances
Assets
Investments at fair value as determined by quoted market price (Level 1):
Common Stock Funds	$12,760,945	$518,328,741	$7,984,158	$389,204,925

Investments at fair value as determined by quoted market price (Level 2):
Other Separate Accounts	163,393,419	7,157,773,604	136,977,546	6,690,931,218

Total investments in Master Trust	$176,154,364	$7,676,102,345	$144,961,704	$7,080,136,143
The following table presents changes in net assets held in the Master Trust for the year ended December 31, 2025:

Additions
Additions to net assets attributed to:
Net appreciation in fair value of investments:
Common Stock Funds	$187,523,857
Other Separate Accounts	991,344,233
1,178,868,090
Contributions:
Participants	281,423,300
Employer	180,863,810
Participant loan repayments	39,750,622
502,037,732

Interest and dividends	6,830,986
Total additions	1,687,736,808

Deductions
Deductions from net assets attributed to:
Participant withdrawals	844,238,445
Participant loan withdrawals	42,093,630
Administrative expenses	4,296,939
Total deductions	890,629,014

Transfers to other plans, net	(201,141,592)

Net increase in net assets available for benefits	595,966,202

Net assets available for benefits, beginning of year	7,080,136,143
Net assets available for benefits, end of year	$7,676,102,345
The following table sets forth by level, within the fair value hierarchy, the Master Trust investment assets at fair value as of December 31, 2025 and 2024:

	Investments at Fair Value as of
	December 31, 2025
	Level 1	Level 2	Level 3	Total
Common Stock Funds	$518,328,741	$—	$—	$518,328,741
Other Separate Accounts	—	7,157,773,604	—	7,157,773,604
Total investments at fair value	$518,328,741	$7,157,773,604	$—	$7,676,102,345

	Investments at Fair Value as of
	December 31, 2024
	Level 1	Level 2	Level 3	Total
Common Stock Funds	$389,204,925	$—	$—	$389,204,925
Other Separate Accounts	—	6,690,931,218	—	6,690,931,218
Total investments at fair value	$389,204,925	$6,690,931,218	$—	$7,080,136,143

Following is a description of the valuation methodologies used for assets measured at fair value:

Common Stock Funds: The fair value for the JCI plc Stock Fund and the Adient Stock Fund is determined by indirect quoted market prices. The value of the funds are not published, but the investment manager reports daily the underlying holdings. The underlying holdings are direct quoted market prices on liquid and regulated financial exchanges. The fair value of the investments in the JCI plc Stock Fund and Adient Stock Fund reflect a unit value computed daily based on the share price and the value of the fund's short-term investments. At December 31, 2025 and 2024, the Plan held 509,232 and 475,037 units of the JCI plc Stock Fund at a unit value of $25.05 and $16.61, respectively. In 2025, the Plan sold its remaining units in the Adient Stock Fund, resulting in no investment in the Adient Stock Fund at December 31, 2025. At December 31, 2024, the Plan held 21,624 units of the Adient Stock Fund at a unit value of $4.19.

Other Separate Accounts: The fair value for Other Separate Accounts is determined by indirect quoted market prices. These investments are generally held in a commingled trust. The value of the trust is not published, but the investment manager reports daily the underlying holdings. The underlying holdings are direct quoted market prices on liquid and regulated financial exchanges. The Plan implemented a white-label fund structure for its defined contribution investment options, aside from the JCI plc and Adient Stock Funds. This structure places the individual fund offerings into unitized collective trusts for each asset class, which are valued at the net asset value, published by Fidelity, based on the fair values of the underlying investments.

The methods described above may produce a fair value calculation that may not be indicative of net realizable value or reflective of future fair values. Furthermore, while the Plan believes its valuation methods are appropriate and consistent with other market participants, the use of different methodologies or assumptions to determine the fair value of certain financial instruments could result in a different fair value measurement at the reporting date.